Property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 171.8
Property, plant and equipment, ending balance	161.6	$ 171.8
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	347.9	296.4
Additions	29.1	60.4
Additions from business combinations (note 5)		2.6
Disposals	(3.8)	(9.0)
Transfers	0.0	0.0
Impact of foreign currency translation	11.8	(2.5)
Property, plant and equipment, ending balance	385.0	347.9
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(176.1)	(140.4)
Depreciation	42.5	45.4
Disposals	3.3	8.7
Impairment losses	1.3	0.2
Impact of foreign currency translation	(6.8)	1.2
Property, plant and equipment, ending balance	(223.4)	(176.1)
Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	18.4
Property, plant and equipment, ending balance	15.1	18.4
Plant equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	37.3	32.0
Additions	0.2	0.2
Additions from business combinations (note 5)		2.4
Disposals	(0.1)	(0.1)
Transfers	0.5	2.9
Impact of foreign currency translation	0.5	(0.1)
Property, plant and equipment, ending balance	38.4	37.3
Plant equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(18.9)	(15.3)
Depreciation	4.0	3.7
Disposals	0.0	0.1
Impairment losses	0.0	0.0
Impact of foreign currency translation	(0.4)	0.0
Property, plant and equipment, ending balance	(23.3)	(18.9)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6.0
Property, plant and equipment, ending balance	4.1	6.0
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	21.3	15.3
Additions	0.2	1.9
Additions from business combinations (note 5)		0.1
Disposals	(0.2)	(0.3)
Transfers	1.2	4.4
Impact of foreign currency translation	0.6	(0.1)
Property, plant and equipment, ending balance	23.1	21.3
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(15.3)	(12.1)
Depreciation	3.5	3.4
Disposals	0.2	0.2
Impairment losses	0.0	0.0
Impact of foreign currency translation	(0.4)	0.0
Property, plant and equipment, ending balance	(19.0)	(15.3)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	126.1
Property, plant and equipment, ending balance	116.8	126.1
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	225.2	151.4
Additions	5.4	11.5
Additions from business combinations (note 5)		0.1
Disposals	(3.1)	(6.4)
Transfers	11.5	70.4
Impact of foreign currency translation	7.9	(1.8)
Property, plant and equipment, ending balance	246.9	225.2
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(99.1)	(76.1)
Depreciation	28.5	30.2
Disposals	2.8	6.4
Impairment losses	1.3	0.2
Impact of foreign currency translation	(4.0)	1.0
Property, plant and equipment, ending balance	(130.1)	(99.1)
Shop-in-shop fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1.4
Property, plant and equipment, ending balance	0.6	1.4
Shop-in-shop fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10.3	11.4
Additions	0.1	0.2
Additions from business combinations (note 5)		0.0
Disposals	0.0	(1.0)
Transfers	0.0	(0.4)
Impact of foreign currency translation	0.3	0.1
Property, plant and equipment, ending balance	10.7	10.3
Shop-in-shop fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(8.9)	(8.7)
Depreciation	0.8	1.2
Disposals	0.0	1.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	(0.4)	0.0
Property, plant and equipment, ending balance	(10.1)	(8.9)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15.8
Property, plant and equipment, ending balance	13.1	15.8
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	49.7	39.8
Additions	1.4	3.7
Additions from business combinations (note 5)		0.0
Disposals	(0.4)	(1.1)
Transfers	1.3	7.7
Impact of foreign currency translation	2.0	(0.4)
Property, plant and equipment, ending balance	54.0	49.7
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(33.9)	(28.2)
Depreciation	5.7	6.9
Disposals	0.3	1.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	(1.6)	0.2
Property, plant and equipment, ending balance	(40.9)	(33.9)
In progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4.1
Property, plant and equipment, ending balance	11.9	4.1
In progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4.1	46.5
Additions	21.8	42.9
Additions from business combinations (note 5)		0.0
Disposals	0.0	(0.1)
Transfers	(14.5)	(85.0)
Impact of foreign currency translation	0.5	(0.2)
Property, plant and equipment, ending balance	11.9	4.1
In progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0.0	0.0
Depreciation	0.0	0.0
Disposals	0.0	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, ending balance	$ 0.0	$ 0.0